Inventories (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Food, treats and supplements	$ 4,654	$ 6,425	$ 1,301
Inventory packaging and supplies	589	504	133
Other products and accessories	29	73	191
Inventories, gross	5,272	7,002	1,625
Inventory reserve	(510)	(422)	(68)
Inventories, net	$ 4,762	$ 6,580	$ 1,557